Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	82 Months Ended	120 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
C000004198
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Hussman Strategic Market Cycle Fund
C000212809
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Hussman Strategic Allocation Fund
C000004199
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Hussman Strategic Total Return Fund
Without Sales Load [Member] | C000004198
Average Annual Return [Line Items]
Average Annual Return, Percent	(16.41%)	(3.52%)		(2.94%)
Without Sales Load [Member] | C000212809
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.47%)	1.70%	4.42%
Without Sales Load [Member] | C000004199
Average Annual Return [Line Items]
Average Annual Return, Percent	12.59%	5.72%		5.03%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	22.32%	13.41%		15.51%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	22.32%	13.41%	16.84%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.79%	0.08%		1.54%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.79%	0.08%	0.84%
Bloomberg US EQ:FI 60:40 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US EQ:FI 60:40 Index
Average Annual Return, Percent	14.62%	7.90%	10.52%